Financial Risk Management - Summary of the Debt-to-capital Ratio of the Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Debt Capital Ratio [line items]
Less: cash and cash equivalents and restricted cash	$ (935,438)	$ (342,473)
Total equity (deficit)	(1,288,605)	207,333
Capital Risk Management [member]
Disclosure of Debt Capital Ratio [line items]
Debt	6,281,256	5,346,781
Less: cash and cash equivalents and restricted cash	(935,438)	(342,473)
Total net debt	5,345,818	5,004,308
Total equity (deficit)	(1,301,772)	5,167
Total Capital	$ 4,044,046	$ 5,009,475
Net debt-to-capital ratio	132.00%	100.00%